Operating segments	12 Months Ended
Dec. 31, 2022
Operating segments
Operating segments

8.    Operating segments

(a)   Basis for segmentation

The chief operating decision-maker (CODM) of the Group is the Board of Directors and the Chief Executive Officer. The CODM reviews the Group’s internal reporting in order to assess performance and allocate resources. Management has determined the operating segments based on these reports.

The Group’s operating segments are based on the geography of the Group’s operations or other subdivisions as presented in internal reporting to the CODM. In December 2020, we acquired 100% share in LLC “Zarplata.ru”, a job classified platform with a strong footprint in certain Russian regions, such as Siberia and the Urals. In March 2021, the Group obtained control over LLC “Skillaz”, a Russian HR technology company which automates and enhances recruitment processes by delivering sophisticated and flexible software as a service (“SaaS”) solutions (“Skillaz”). Before the acquisitions, our operating segments were “Russia”, “Belarus”, “Kazakhstan” and “Other Countries”. After the acquisitions, we further subdivided our operations in Russia into “Russia (hh.ru)” segment, representing all operations of our “Russia” segment before the acquisition, and “Russia (Zarplata.ru)” segment, representing operations by LLC “Zarplata.ru”, and added the “Skillaz” segment, representing operations by LLC “Skillaz”. Thus, our operating segments after the acquisitions are “Russia (hh.ru)”, “Russia (Zarplata.ru)”, “Belarus”, “Kazakhstan”, “Other Countries”, and “Skillaz”. As each operating segment other than “Russia (hh.ru)” individually comprises less than 10% of revenue, for reporting purposes we combine all operating segments other than “Russia (hh.ru)” into “Other segments” category.

As financial results of LLC “Zarplata.ru” for the period from the acquisition date to December 31, 2020 were not material, they are not included in the consolidated statement of income and comprehensive income and in the ‘Operating segments’ note for the year ended December 31, 2020.

(b)   Information about reportable segments

The CODM assesses the performance of the operating segments based on a measure of Segment Revenue and Segment Earnings Before Interest, Tax, Depreciation and Amortization (EBITDA) (non-IFRS measure). Information related to each reportable segment is set out below.

The Group does not report total assets or total liabilities based on its operating segments.

Goodwill is allocated to reportable segments as described in Note 16. Intangible assets other than goodwill are allocated primarily to the “Russia(hh.ru)” and Other (in the part of Skillaz CGU and Zarplata.ru CGU - see Note 9) reportable segments.

	For the year ended December 31, 2022
	Russia	Other	Total
	(hh.ru)	segments	segments	Unallocated	Eliminations	Total
External revenue	16,046,546	2,038,618	18,085,164	—	—	18,085,164
Inter-segment revenue	34,429	131,421	165,850	—	(165,850)	—
External expenses	(7,082,568)	(1,598,127)	(8,680,695)	(144,375)	—	(8,825,070)
Inter-segment expenses	(128,392)	(34,762)	(163,154)	—	163,154	—
Segment EBITDA	8,870,015	537,150	9,407,165	(144,375)	(2,696)	9,260,094

	For the year ended December 31, 2021
	Russia	Other	Total
	(hh.ru)	segments	segments	Unallocated	Eliminations	Total
External revenue	13,891,375	2,076,658	15,968,033	—	—	15,968,033
Inter-segment revenue	21,670	60,312	81,982	—	(81,982)	—
External expenses	(5,547,518)	(1,441,886)	(6,989,404)	(318,289)	—	(7,307,693)
Inter-segment expenses	(59,878)	(21,224)	(81,102)	—	81,102	—
Segment EBITDA	8,305,649	673,860	8,979,509	(318,289)	(880)	8,660,340

	For the year ended December 31, 2020
	Russia	Other	Total
	(hh.ru)	segments	segments	Unallocated	Eliminations	Total
External revenue	7,724,264	557,843	8,282,107	—	—	8,282,107
Inter-segment revenue	3,981	9,587	13,568	—	(13,568)	—
External expenses	(3,726,803)	(170,367)	(3,897,170)	(272,412)	—	(4,169,582)
Inter-segment expenses	(10,513)	(539)	(11,052)	—	11,052	—
Segment EBITDA	3,990,929	396,524	4,387,453	(272,412)	(2,516)	4,112,525

(c)   Reconciliation of information on reportable segments to IFRS measures

Reconciliation of consolidated profit before income tax to Segment EBITDA of the Group is presented below:

	For the year ended December 31,
	2022	2021	2020
Consolidated profit before income tax	5,235,995	6,867,605	2,571,597
Adjusted for:
Depreciation and amortization	1,185,745	1,066,284	750,558
Net finance costs (Note 13)	579,398	416,471	350,216
Gain on remeasurement of previously held interest in equity accounted investees (Note 9(a))	—	(223,308)	—
Net foreign exchange loss/(gain)	302,862	(1,424)	(83,030)
SPO-related costs	—	74,443	122,940
Costs related to business combinations	—	23,083	51,665
Insurance cover related to IPO	—	—	54,772
LTIPs, including related social taxes (Note 21)	915,879	516,241	262,646
Grant of shares to Board of Directors (including social taxes) (Note 30(b))	17,161	24,654	23,597
Share of loss of equity-accounted investees (net of income tax) (Note 17)	55,563	17,925	49,181
Other financing and transactional costs	96,720	—	—
Integration bonuses	111,863	—	—
Restructuring costs (reversed)/accrued	(7,279)	28,044	—
Income from depositary (Note 25)	(67,970)	(58,226)	(41,617)
Write-off of expired tax risks and related indemnity	(138,669)	(91,452)	—
Goodwill impairment (Note 16)	657,032	—	—
Impairment of equity-accounted investees (Note 17(a)(i))	218,126	—	—
Changes in put liability to non-controlling participants in subsidiary	97,668	—	—
Segment EBITDA (as presented to the CODM)	9,260,094	8,660,340	4,112,525

Reconciliation of consolidated operating costs and expenses (exclusive of depreciation and amortization) to Segment External expenses of the Group is presented below:

	For the year ended December 31,
	2022	2021	2020
Consolidated operating costs and expenses (exclusive of depreciation and amortization)	9,977,452	7,949,215	4,691,300
Adjusted for:
Insurance cover related to IPO	—	—	(54,772)
SPO-related costs	—	(74,443)	(122,940)
Costs related to business combinations	—	(23,083)	(51,665)
LTIPs (Note 21)	(915,879)	(516,241)	(262,646)
Grant of shares to the Board of Directors (including social taxes) (Note 30(b))	(17,161)	(24,654)	(23,597)
Other financing and transactional costs	(96,720)	—	—
Integration bonuses	(111,863)	—	—
Restructuring costs reversed/(accrued)	7,279	(28,044)	—
Changes in put liability to non-controlling participants in subsidiary	—	32,467	—
Other	(18,038)	(7,524)	(6,098)
Segment External expenses (as presented to the CODM)	8,825,070	7,307,693	4,169,582

(d)   Geographical information

The geographical information below analyses the Group’s revenue by country of domicile of a customer, including the Group’s principal country of operations and in all foreign countries.

	For the year ended December 31,
	2022	2021	2020
Russia	17,061,078	14,965,091	7,663,785
All foreign countries, including:	1,024,086	1,002,942	618,322
Kazakhstan	560,117	443,557	256,564
Belarus	379,007	459,289	301,208
Other countries	84,962	100,096	60,550
	18,085,164	15,968,033	8,282,107

(e)   Major customers

In all reporting periods no customer represented 10% or more of the Group’s total revenue.